The reclassification of financial liabilities due to adoption of IFRS 9 (Details) ₩ in Millions	Jan. 01, 2018 KRW (₩)
The reclassification of financial liabilities due to adoption of IFRS 9 [Line Items]
Carrying value based on the current standard	₩ 362,104,866
Amount remeasured	(4,335)
Carrying value based on the new standard	362,100,531
Deposits | Carrying value under IAS 39 as of January 1, 2018
The reclassification of financial liabilities due to adoption of IFRS 9 [Line Items]
Carrying value based on the current standard	249,419,224
Carrying value based on the new standard	249,419,224
Trading liabilities
The reclassification of financial liabilities due to adoption of IFRS 9 [Line Items]
Carrying value based on the current standard	1,848,490
Amount reclassified	(1,848,490)
Trading liabilities | Carrying value under IAS 39 as of January 1, 2018
The reclassification of financial liabilities due to adoption of IFRS 9 [Line Items]
Carrying value based on the current standard	1,848,490
Carrying value based on the new standard	1,848,490
Trading liabilities | Reclassification to financial liabilities measured at FVTPL
The reclassification of financial liabilities due to adoption of IFRS 9 [Line Items]
Amount reclassified	(1,848,490)
Carrying value based on the new standard	(1,848,490)
Financial liabilities designated at FVTPL(IAS39)
The reclassification of financial liabilities due to adoption of IFRS 9 [Line Items]
Carrying value based on the current standard	8,297,609
Amount reclassified	(8,297,609)
Financial liabilities designated at FVTPL(IAS39) | Carrying value under IAS 39 as of January 1, 2018
The reclassification of financial liabilities due to adoption of IFRS 9 [Line Items]
Carrying value based on the current standard	8,297,609
Carrying value based on the new standard	8,297,609
Financial liabilities designated at FVTPL(IAS39) | Reclassification to financial liabilities measured at FVTPL
The reclassification of financial liabilities due to adoption of IFRS 9 [Line Items]
Amount reclassified	(36,973)
Carrying value based on the new standard	(36,973)
Financial liabilities designated at FVTPL(IAS39) | Reclassification to financial liabilities designated at FVTPL
The reclassification of financial liabilities due to adoption of IFRS 9 [Line Items]
Amount reclassified	(8,260,636)
Carrying value based on the new standard	(8,260,636)
Financial liabilities measured at FVTPL
The reclassification of financial liabilities due to adoption of IFRS 9 [Line Items]
Amount reclassified	1,885,463
Carrying value based on the new standard	1,885,463
Financial liabilities measured at FVTPL | Carrying value under IAS 39 as of January 1, 2018
The reclassification of financial liabilities due to adoption of IFRS 9 [Line Items]
Carrying value based on the current standard	0
Amount reclassified	0
Amount remeasured	0
Carrying value based on the new standard	0
Changes in retained earnings	0
Changes in other comprehensive income	0
Financial liabilities measured at FVTPL | Transfer from trading liabilities
The reclassification of financial liabilities due to adoption of IFRS 9 [Line Items]
Amount reclassified	1,848,490
Carrying value based on the new standard	1,848,490
Financial liabilities measured at FVTPL | Transfer from financial liabilities designated at FVTPL
The reclassification of financial liabilities due to adoption of IFRS 9 [Line Items]
Amount reclassified	36,973
Carrying value based on the new standard	36,973
Financial liabilities designated at FVTPL
The reclassification of financial liabilities due to adoption of IFRS 9 [Line Items]
Amount reclassified	8,260,636
Carrying value based on the new standard	8,260,636
Financial liabilities designated at FVTPL | Carrying value under IAS 39 as of January 1, 2018
The reclassification of financial liabilities due to adoption of IFRS 9 [Line Items]
Carrying value based on the current standard	0
Amount reclassified	0
Amount remeasured	0
Carrying value based on the new standard	0
Changes in retained earnings	0
Changes in other comprehensive income	0
Financial liabilities designated at FVTPL | Transfer from financial liabilities designated at FVTPL
The reclassification of financial liabilities due to adoption of IFRS 9 [Line Items]
Amount reclassified	8,260,636
Carrying value based on the new standard	8,260,636
Derivative liabilities
The reclassification of financial liabilities due to adoption of IFRS 9 [Line Items]
Carrying value based on the current standard	3,487,661
Amount remeasured	(4,019)
Carrying value based on the new standard	3,483,642
Derivative liabilities | Carrying value under IAS 39 as of January 1, 2018
The reclassification of financial liabilities due to adoption of IFRS 9 [Line Items]
Carrying value based on the current standard	3,487,661
Carrying value based on the new standard	3,487,661
Derivative liabilities | Other
The reclassification of financial liabilities due to adoption of IFRS 9 [Line Items]
Amount remeasured	(4,019)
Carrying value based on the new standard	(4,019)
Borrowings
The reclassification of financial liabilities due to adoption of IFRS 9 [Line Items]
Carrying value based on the current standard	27,586,610
Amount remeasured	(297)
Carrying value based on the new standard	27,586,313
Borrowings | Carrying value under IAS 39 as of January 1, 2018
The reclassification of financial liabilities due to adoption of IFRS 9 [Line Items]
Carrying value based on the current standard	27,586,610
Carrying value based on the new standard	27,586,610
Borrowings | Other
The reclassification of financial liabilities due to adoption of IFRS 9 [Line Items]
Amount remeasured	(297)
Carrying value based on the new standard	(297)
Debt securities issued | Carrying value under IAS 39 as of January 1, 2018
The reclassification of financial liabilities due to adoption of IFRS 9 [Line Items]
Carrying value based on the current standard	51,340,821
Carrying value based on the new standard	51,340,821
Other financial liabilities
The reclassification of financial liabilities due to adoption of IFRS 9 [Line Items]
Carrying value based on the current standard	20,124,451
Amount remeasured	(19)
Carrying value based on the new standard	20,124,432
Other financial liabilities | Carrying value under IAS 39 as of January 1, 2018
The reclassification of financial liabilities due to adoption of IFRS 9 [Line Items]
Carrying value based on the current standard	20,124,451
Carrying value based on the new standard	20,124,451
Other financial liabilities | Other
The reclassification of financial liabilities due to adoption of IFRS 9 [Line Items]
Amount remeasured	(19)
Carrying value based on the new standard	₩ (19)